Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2013
Supplement [Text Block]	nit1_SupplementTextBlock

NUVEEN LARGE CAP VALUE FUND

SUPPLEMENT DATED DECEMBER 9, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2013

Class B shares of Nuveen Large Cap Value Fund (the “Fund”) will be converted to Class A shares of the Fund at the close of business on December 16, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

Nuveen Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock

NUVEEN LARGE CAP VALUE FUND

SUPPLEMENT DATED DECEMBER 9, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2013

Class B shares of Nuveen Large Cap Value Fund (the “Fund”) will be converted to Class A shares of the Fund at the close of business on December 16, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.